OTHER LONG-TERM OBLIGATIONS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Environmental and remedial	5.7	5.8	5.9
Other	3.1	3.1	3.1
Other long-term obligations (note 20)	8.8	8.9	9.0